UNAUDITED CONDENSED CONSOLIDATED BALANCE SHEETS ¥ in Thousands, $ in Thousands	Sep. 30, 2020 USD ($)	Sep. 30, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Current assets:
Cash and cash equivalents	$ 12,677	¥ 86,072	¥ 157,600
Restricted cash	2,006	13,621
Short term investments, available for sale	26,898	182,629	57,487
Short term investments, held to maturity	4,419	30,000	31,000
Accounts receivable, net	3,616	24,549	17,939
Amounts due from related parties	907	6,159	2,318
Prepaid and other current assets, net	23,150	157,177	133,296
Total current assets	73,673	500,207	399,640
Non-current assets:
Property and equipment, net	21,603	146,678	157,463
Land use rights, net	254	1,726	1,759
Intangible assets, net	8,168	55,458	56,607
Goodwill	3,787	25,710	60,353
Deferred tax assets, net	538	3,653	10,195
Operating lease right-of-use asset	38,704	262,787	257,361
Finance lease right-of-use asset	884	6,000	6,450
Other non-current assets, net	12,429	84,388	70,971
Total non-current assets	86,367	586,400	621,159
Total assets	160,040	1,086,607	1,020,799
Current liabilities:
Short-term borrowings (including consolidated VIE amount without recourse to the Company of RMB nil and RMB 10,000 as of December 31, 2019 and September 30, 2020, respectively)	2,948	20,013
Deferred revenue (including consolidated VIE amount without recourse to the Company of RMB 157,663 and RMB 246,202 as of December 31, 2019 and September 30, 2020, respectively)	37,906	257,368	165,111
Accounts payable (including consolidated VIE amount without recourse to the Company of RMB 8,686 and RMB 10,163 as of December 31, 2019 and September 30, 2020, respectively)	2,284	15,500	14,718
Accrued and other liabilities (including consolidated VIE amount without recourse to the Company of RMB 149,197 and RMB 133,002 as of December 31, 2019 and September 30, 2020, respectively)	27,277	185,203	192,957
Income taxes payable, current (including consolidated VIE amount without recourse to the Company of RMB 180,472 and RMB 179,729 as of December 31, 2019 and September 30, 2020, respectively)	27,060	183,729	180,715
Amounts due to related parties (including consolidated VIE amount without recourse to the Company of RMB 1,971 and RMB 4,876 as of December 31, 2019 and September 30, 2020, respectively)	718	4,876	1,971
Operating lease liability, current (including consolidated VIE amount without recourse to the Company of RMB 29,341 and RMB 24,153 as of December 31, 2019 and September 30, 2020, respectively)	7,459	50,642	53,512
Total current liabilities	105,652	717,331	608,984
Non-current liabilities:
Income taxes payable, non-current (including consolidated VIE amount without recourse to the Company of RMB 32,152 and RMB 34,589 as of December 31, 2019 and September 30, 2020, respectively)	5,094	34,589	32,152
Operating lease liability, non-current (including consolidated VIE amount without recourse to the Company of RMB 88,293 and RMB 80,329 as of December 31, 2019 and September 30, 2020, respectively)	34,723	235,756	216,067
Total non-current liabilities	39,817	270,345	248,219
Total liabilities	145,469	987,676	857,203
EQUITY
Preferred shares (US$ 0.003 par value; 1,666,667 shares authorized, nil issued and outstanding as of December 31, 2019 and September 30, 2020)
Additional paid-in capital	516,868	3,509,330	3,508,745
Statutory reserve	620	4,210	20,185
Accumulated deficit	(505,202)	(3,430,122)	(3,371,815)
Accumulated other comprehensive income	2,420	16,429	6,341
Total Ambow Education Holding Ltd.'s equity	14,827	100,668	164,276
Non-controlling interests	(256)	(1,737)	(680)
Total equity	14,571	98,931	163,596
Total liabilities and equity	160,040	1,086,607	1,020,799
Class A Ordinary Shares [Member]
EQUITY
Ordinary shares	108	731	730
Total equity		731
Class C Ordinary Shares [Member]
EQUITY
Ordinary shares	$ 13	90	¥ 90
Total equity		¥ 90